FLCB P1 12/19

       SUPPLEMENT DATED DECEMBER 9, 2019
TO THE prospectus dated September 9, 2019
OF
Franklin Liberty U.S. Core Bond ETF
(a series of Franklin Templeton ETF Trust)

 Effective November 21, 2019, the Prospectus is amended as follows:

I.  The following is added after the “Fund Summary—Investment Manager” section on page 8 of the Prospectus:

Sub-Advisor

 Franklin Templeton Institutional, LLC (FT Institutional).  For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

     II.   The biographical information for Amy Cooper in the “Fund Summary—Portfolio Managers” section on page 8 of the Prospectus is replaced with the following:

Amy Cooper, CFA   Portfolio Manager of FT Institutional and portfolio manager of the Fund since inception (2019).

    III.   The following is added after the first paragraph under the “Fund Details—Management” section on page 22 of the Prospectus:

 Under an agreement with Advisers, Franklin Templeton Institutional, LLC (FT Institutional), 280 Park Avenue, New York, New York 10017, is the Fund’s sub-advisor. FT Institutional provides Advisers with investment management advice (which may include research and analysis services).  For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

   IV.  The biographical information for Amy Cooper in the “Fund Details—Management” section on page 22 of the Prospectus is replaced with the following:

Amy Cooper, CFA   Portfolio Manager of FT Institutional

Ms. Cooper has been a portfolio manager of the Fund since its inception. She joined Franklin Templeton in 2015. Prior to joining Franklin Templeton, she provided asset liability advisory services at AIG Investments.

     V.   The following is added before the second to last paragraph under the “Fund Details—Management” section on page 23 of the Prospectus:

  Advisers pays FT Institutional for its services.

Please keep this supplement with your Prospectus for future reference.

FLCB SA1 12/19

       SUPPLEMENT DATED DECEMBER 9, 2019
TO THE statement of additional information
dated September 9, 2019
OF
Franklin Liberty U.S. Core Bond ETF
(a series of Franklin Templeton ETF Trust)

Effective November 21, 2019, the Statement of Additional Information (“SAI”) is amended as follows:

      I.   The following is added before the last paragraph under the “Goals, Strategies and Risks — Glossary of Investments, Techniques, Strategies and Their Risks” section on page 4 of the SAI:

For purposes of the Fund’s investment policies, strategies and risks, the term “investment manager” includes the Fund’s sub-advisor.

   II.   The following replaces the last sentence in the second paragraph under the “Management and Other Services—Investment manager and services provided” section on page 47 of the SAI:

To protect the Fund, the investment manager, sub-advisor and their officers, directors and employees are covered by fidelity insurance.

  III.    The following replaces the fourth paragraph under the “Management and Other Services—Investment manager and services provided” section on page 47 of the SAI:

The Fund, its investment manager, sub-advisor and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager, sub-advisor and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

 IV.   The following is added at the end of the “Management and Other Services—Investment manager and services provided” section on page 47 of the SAI:

The Fund’s sub-advisor is Franklin Templeton Institutional, LLC (FT Institutional). The sub-advisor has an agreement with the investment manager and provides the investment manager with investment management advice, research, and assistance. The sub-advisor’s activities are subject to the board’s review and control, as well as the investment manager’s instruction and supervision.

  V.    The following is added at the end of the “Management and Other Services—Management fees” section on page 47 of the SAI:

Advisers pays FT Institutional for its services.

VI.  The following replaces the last sentence in the first paragraph under the “Management and Other Services—Administrator and services provided” section on page 49 of the SAI:

FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund’s investment manager, sub-advisor and principal underwriter.

Please keep this supplement with your SAI for future reference.

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